ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

12. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The activity of the components of accumulated other comprehensive income (loss) was as follows for the six months ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Pretax activity	$29,424	$(11,037)
Tax effect	(5,495)	3,135
Net activity	23,929	(7,902)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(5,416)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(2,486)

15. ACCUMULATED OTHER COMPREHENSIVE LOSS

        The activity of the components of accumulated other comprehensive loss was as follows for the year ended December 31, 2011 (in thousands):

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)